Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Entity Central Index Key	0000357059
Document Period End Date	Jun. 30, 2024
C000212989 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Oregon Fund
Class Name	Class A
Trading Symbol	FTORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Tax-Free Oregon Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.89%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 49,074,195
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 66,077
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$49,074,195
Total number of portfolio holdings	79
Total advisory fees paid	$66,077
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	21.48%
Special Tax Revenue Bonds	18.24%
Healthcare Revenue Bonds	15.55%
Transportation Revenue Bonds	12.50%
Education Revenue Bonds	7.13%
State General Obligation Bonds	6.45%
Water & Sewer Revenue Bonds	6.30%
Electric Revenue Bonds	3.93%
Pre-Refunded Bonds	2.88%
Housing Revenue Bonds	2.66%
Industrial Development Revenue/Pollution Control Revenue Bond	1.76%

State and territory allocation
Oregon	83.02%
Puerto Rico	15.33%
Guam	0.53%

C000212988 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Oregon Fund
Class Name	Institutional Class
Trading Symbol	FTOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Tax-Free Oregon Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 49,074,195
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 66,077
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$49,074,195
Total number of portfolio holdings	79
Total advisory fees paid	$66,077
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	21.48%
Special Tax Revenue Bonds	18.24%
Healthcare Revenue Bonds	15.55%
Transportation Revenue Bonds	12.50%
Education Revenue Bonds	7.13%
State General Obligation Bonds	6.45%
Water & Sewer Revenue Bonds	6.30%
Electric Revenue Bonds	3.93%
Pre-Refunded Bonds	2.88%
Housing Revenue Bonds	2.66%
Industrial Development Revenue/Pollution Control Revenue Bond	1.76%

State and territory allocation
Oregon	83.02%
Puerto Rico	15.33%
Guam	0.53%

C000006359 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Limited-Term Diversified Income Fund
Class Name	Class A
Trading Symbol	DTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
Net Assets	$ 845,614,218
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 872,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%

C000006361 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Limited-Term Diversified Income Fund
Class Name	Class C
Trading Symbol	DTICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$70	1.39%
*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%	[4]
Net Assets	$ 845,614,218
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 872,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%

C000006362 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Limited-Term Diversified Income Fund
Class Name	Class R
Trading Symbol	DLTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$45	0.89%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[5]
Net Assets	$ 845,614,218
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 872,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%

C000006363 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Limited-Term Diversified Income Fund
Class Name	Institutional Class
Trading Symbol	DTINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[6]
Net Assets	$ 845,614,218
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 872,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%

C000190626 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Limited-Term Diversified Income Fund
Class Name	Class R6
Trading Symbol	DLTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$16	0.32%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[7]
Net Assets	$ 845,614,218
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 872,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.